TRADE AND OTHER PAYABLES - Warranty provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Warranty Provisions
Balance at beginning of year	$ 332	$ 783
Reversal for the year	(308)	(451)
Balance at end of year	24	$ 332
Warranties to customers of solar projects	$ 0